Changes in non-cash working capital (Details) - CAD	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Changes In Non-Cash Working Capital Details
Accounts receivable	CAD (561,470)	CAD 46,949	CAD 176,429
Work-in-progress	(404,840)	299,842	676,621
Prepaid expenses and deposits	78,247	(180,188)	(17,807)
Accounts payable and accrued liabilities	381,157	CAD (156,729)	CAD (684,369)
Income taxes payable	1,253,126
Deferred revenue	706,722	CAD (2,781,101)	CAD 2,463,998
Change in non-cash working capital	1,452,942	(2,771,227)	2,614,872
Portion attributable to:
Operating activities	CAD 1,392,755	CAD (2,771,227)	CAD 2,614,872
Financing activities
Investing activities	CAD 60,187
Change in non-cash working capital	CAD 1,452,942	CAD (2,771,227)	CAD 2,614,872